As filed with the Securities and Exchange Commission on October 29, 2004
                           REGISTRATION NOS. 333-36796, 811-09941

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-1A
                          REGISTRATION STATEMENT
                 UNDER THE SECURITIES ACT OF 1933     [X]
                      Post-Effective Amendment No. 6
                                    and
                          REGISTRATION STATEMENT
             UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                              Amendment No. 7


                              AMBASSADOR FUNDS
              (Exact Name of Registrant as Specified in Charter)

                      211 West Fort Street, Suite 720
                          Detroit, Michigan 48226
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                              (313) 961-3111
             (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                       Brian T. Jeffries, President
                   Ambassador Capital Management, L.L.C.
                      211 West Fort Street, Suite 720
                          Detroit, Michigan 48226
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 Copy to:
                         Paul R. Rentenbach, Esq.
                            Dykema Gossett PLLC
                          400 Renaissance Center
                          Detroit, Michigan 48243
                             FAX: 313-568-6915

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
[   ] 60 days after filing pursuant to Rule 485(a)(1), or
[   ] On ________, 200_, pursuant to Rule 485(a)(1), or
[   ] 75 days after filing pursuant to Rule 485(a)(2), or
[   ] On ________, 200_, pursuant to Rule 485(a)(2).
[X  ] Immediately upon filing pursuant to Rule 485(b), or
[   ] On ________, 200_, pursuant to Rule 485(b)
If appropriate, check this box:
[   ] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment

                                                               PROSPECTUS
                                                         October 29, 2004






                          [Logo] AMBASSADOR FUNDS



                                   AMBASSADOR MONEY MARKET FUND
                                           INSTITUTIONAL SHARES
                                                INVESTOR SHARES






AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, NOR HAS IT PASSED UPON THE ADEQUACY OR ACCURACY OF THE INFORMATION CONTAINED IN THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

Ambassador Funds are a series of mutual funds advised by professional portfolio managers at Ambassador Capital Management, L.L.C., Detroit, Michigan.

                            TABLE OF CONTENTS

  FUND SUMMARY ...................................................3
     Investment Objective ........................................3
     Principal Investment Strategies .............................3
     Principal Risks .............................................3

  RISK/RETURN INFORMATION ........................................4

  FEES AND EXPENSES ..............................................5
     Shareholder Fees, Institutional Shares and Investor Shares...5
     Annual Fund Operating Expenses ..............................5
     Expense Examples ............................................5

  FINANCIAL HIGHLIGHTS FOR INSTITUTIONAL SHARES ..................6

  MORE ABOUT THE FUND ............................................6
     Principal Investment Strategies and Risks ...................7
     Other Investment Strategies And Risks .......................7
     Disclosure of Portfolio Holdings ............................8

  ORGANIZATION OF THE FUND .......................................8

  INVESTING IN THE FUND ..........................................8
     What Shares Cost ............................................8
     About Purchases .............................................9

  HOW TO BUY SHARES ..............................................9

  REDEEMING FUND SHARES .........................................10
     About Redemptions ..........................................10
     Redemption of Accounts with Balances Under Account Minimums.10

  HOW TO REDEEM SHARES ..........................................11

  MANAGEMENT OF THE FUND ........................................11
     Ambassador Capital Management, L.L.C. ......................11
     Portfolio Managers .........................................12

  DIVIDENDS AND DISTRIBUTIONS ...................................12

  TAX CONSEQUENCES ..............................................13



<PAGE 2>
                              FUND SUMMARY

This Fund Summary briefly describes the investment objectives and principal investment strategies of the Ambassador Money Market Fund and the principal risks of investing in the Fund. For further information on the Fund's principal and other investment strategies and risks, please read the section entitled "More About The Fund."

INVESTMENT OBJECTIVE

The Money Market Fund's objective is to provide current interest income, consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The Money Market Fund's investment adviser invests substantially all of the Fund's assets in:

     . obligations of the United States government, its agencies and instrumentalities (including certain "mortgage-backed"
          securities);
     .    high quality commercial paper;
     .    money market instruments; and
     . repurchase agreements collateralized by obligations of the United States government, its agencies and instrumentalities.

The Money Market Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 397 days or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

PRINCIPAL RISKS

The Money Market Fund seeks to preserve the value of your investment at $1.00 per share. The principal risks of investing in the Fund are:

     . CREDIT (OR DEFAULT) RISK: An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security. A change in the quality rating of a security can affect the security's liquidity and make it more difficult for the Fund to sell.
     . PREPAYMENT RISK: As interest rates fall, mortgage-backed securities tend to mature earlier than expected as a result of an increase in mortgage refinancing or prepayment, sometimes resulting in a loss on the investment.
     . MANAGEMENT RISK: The Fund is an actively managed portfolio, which means the portfolio managers will apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

<PAGE 3>

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Further information about the Fund's principal investment strategies and risks is provided below under "More About the Fund."

                         RISK/RETURN INFORMATION

The performance information set forth below shows summary performance information for Institutional Shares of the Ambassador Money Market Fund. The Fund has not issued any Investor Shares. The bar chart and table give some indication of the risk of an investment in the Fund. The bar chart shows you how much an investment in the Fund has changed over each calendar year, assuming all dividends and capital gains are reinvested. These returns differ from the total returns shown in the Fund's Financial Highlights, which are based on fiscal year (August 1 to July 31) results. The table showing Average Annual Total Returns compares the Fund's performance over varying periods ending at the most recently-completed calendar year to the performance of a broadly-based unmanaged securities market index selected by the Adviser as being appropriate for comparison purposes. The current yield for the Fund for the seven-day period ended July 31, 2004, was 1.08%. You may call the Adviser at (800)-992-0444 for the Fund's current yield. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.


CALENDAR YEAR TOTAL RETURNS (for periods ended December 31)


[Bar Graph Appears Here]                 Ambassador Money Market Fund
                                            (Institutional Shares)
2001 3.59%
2002 1.38%                               Best Quarter:   1.28%--Q1, 2001
2003 0.82%                               Worst Quarter:  0.19%--Q4, 2003

Note: The Fund has a fiscal year that ends on July 31. Total return (not annualized) for the period from January 1 through September 30, 2004, was 0.67%.



AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2003)



                                                       SINCE
                                                     INCEPTION
                                           1 YEAR    (8/1/2000)
Ambassador Money Market Fund...............0.82%       2.43%



<PAGE 4>


                            FEES AND EXPENSES

Ambassador Funds will offer Institutional Shares in the Money Market Fund on a no-load basis, without any front-end or back-end sales commission, without any 12b-1 plan charges, and without any redemption fee. Ambassador Funds will offer Investor Shares in the Money Market Fund to broker dealers, banks, retirement plan sponsors, other financial intermediaries and financial planners also on a no-load basis, without any front-end or back-end sales commission or any redemption fee, but the Investor Shares will pay a distribution and service fee, pursuant to a Distribution Plan adopted pursuant to Rule 12b-1, in an amount not to exceed 0.25% of the average daily net assets of the Investor Shares outstanding.

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund. Please note that the following information does not include fees that financial institutions offering shares of the Fund may charge for services they provide to you.

SHAREHOLDER FEES, INSTITUTIONAL SHARES AND INVESTOR SHARES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases................None
Maximum deferred sales charge (load)............................None
Maximum sales charge (load) imposed on reinvested dividends.... None
Redemption fee..................................................None
Exchange fee....................................................None
Maximum account fee.............................................None

ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets, as a percentage of net assets)

                                                                         TOTAL
                            MANAGEMENT     DISTRIBUTION      OTHER        OPERATING
                               FEES        (12B-1) FEES    EXPENSES(1)     EXPENSES
Money Market Fund
     Institutional Shares      0.20%           0.00%          0.14%          0.34%
     Investor Shares           0.20%           0.25%          0.14%          0.59%

(1) Other Expenses are based on actual expenses for the year ended
    July 31, 2004.


EXPENSE EXAMPLES

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
Money Market Fund
     Institutional Shares           $35     $109      $191      $431
     Investor Shares                 60      189       329       738




<PAGE 5>


              FINANCIAL HIGHLIGHTS FOR INSTITUTIONAL SHARES

The Fund has not issued any Investor Shares. The financial highlights table is intended to help you understand the financial performance of the Fund's Institutional Shares since August 1, 2000, the date of the Fund's inception. Certain information reflects financial results for a single institutional share in the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by KPMG LLP for the fiscal year ended July 31, 2004, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request. Information for the fiscal years ended July 31, 2001, 2002 and 2003, was audited by other auditors.



For an Institutional Share of beneficial interest outstanding throughout the year indicated:



                                               FOR THE FISCAL YEAR ENDED JULY 31,

                                              2004       2003       2002       2001(1)
Net asset value, beginning of period        $1.000     $1.000     $1.000     $1.000

Investment activities:
Net investment income                        0.008      0.010      0.018      0.052
Net realized gain/(loss) from
  investment transactions                    0.000(2)   0.000(2)   0.000(2)   0.000(2)
Dividends paid from
  Net investment income                     (0.008)    (0.010)    (0.018)    (0.052)
Net asset value, end of period              $1.000     $1.000     $1.000     $1.000
  Total return                               0.78%      1.03%      1.84%      5.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)  $243,751   $382,524   $350,533    $69,663
Ratio of expenses to average net assets      0.34%      0.41%      0.44%      0.62%
Ratio of net investment income to
  average net assets                         0.78%      1.00%      1.58%      4.95%

(1)  The Fund commenced operations on August 1, 2000.
(2)  Amount less than $0.0005 per share.



                           MORE ABOUT THE FUND

The Fund's investment objective is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares. Unless otherwise noted, the investment policies of the Fund are not fundamental and the Fund's Board of Trustees may change them without shareholder approval.


<PAGE 6>


The following supplements the discussion of the Fund's principal investment strategies and risks contained in the Fund Summary. IN ADDITION TO THE PRINCIPAL INVESTMENT STRATEGIES AND RISKS DESCRIBED IN THIS PROSPECTUS, THE FUND MAY USE OTHER STRATEGIES AND IS SUBJECT TO FURTHER RESTRICTIONS AND RISKS WHICH ARE DESCRIBED IN THE STATEMENT OF ADDITIONAL INFORMATION.

Principal Investment Strategies and Risks

COMMERCIAL PAPER. Commercial paper is a form of short-term (no more than 270-day maturity), usually fixed-rate, corporate debt represented by unsecured promissory notes of the issuing company. The commercial paper in which the Fund may invest will be rated at the time of investment within the two highest rating categories assigned by at least two Nationally Recognized Statistical Rating Organizations (e.g., Moody's Investors Service, Inc. and Standard and Poor's Ratings Group).

MONEY MARKET INSTRUMENTS. Money market instruments include, without limitation, certificates of deposit, demand and time deposits and bankers' acceptances. Although many of these instruments are issued by financial institutions such as banks, they are not necessarily guaranteed by those organizations. The Fund may also invest in money market mutual funds whose investments are permissible for direct investment by the Fund. These funds will assess fees in addition to the fees charged by the Ambassador Funds.

REPURCHASE AGREEMENTS. The Fund may buy securities from financial institutions with the understanding that the seller will buy them back with interest at a later specified date. At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold. During the term of the repurchase agreement, the seller is obligated to maintain collateral of at least 100% of such value. If the seller is unable to honor its commitment to repurchase the securities, the purchasing Fund could lose money.

OTHER INVESTMENT STRATEGIES AND RISKS

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A "delayed delivery" or "forward commitment" transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

SECURITIES LENDING. In order to enhance return, the Fund may lend up to one-third (based on total assets) of the securities held in its portfolio to securities firms and financial institutions. All portfolio securities loans are secured continuously by collateral in the form of cash, high quality money market instruments adjusted daily to have a market value at least equal to the current market value of the securities loaned. These transactions involve the risk of delay in recovery of the securities or possible loss of rights in the collateral if the borrower fails financially.


<PAGE 7>


                    DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.


                        ORGANIZATION OF THE FUND

The Money Market Fund is a series of Ambassador Funds, a Delaware statutory trust. As of the date of this Prospectus, the Fund offers two classes of shares - Investor Shares and Institutional Shares, which are identical except as to services offered to and borne by each class. Institutional Shares are offered to the public without any sales charge, load or 12b-1 fees. Investor Shares bear certain costs pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940.


The Distribution Plan provides that Investor Shares of the Fund may pay distribution expenses for Investor Shares of up to 0.25% each year of the Fund's average net assets represented by Investor Shares. Because these fees are paid out of the Fund's assets attributable to Investor Shares on an ongoing basis, over time these fees will increase the cost of your investment in Investor Shares and may cost you more than paying other types of sales charges. Payments pursuant to the Distribution Plan may be made only to reimburse expenses incurred in connection with distribution and marketing of Investor Shares during a rolling 12-month period, subject to the annual limitation.

                          INVESTING IN THE FUND

You may purchase shares of the Fund on any day that the Federal Reserve Bank of Chicago and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day that the bond markets close early, such as days in advance of holidays or in the event of an emergency. Please consult with your legal counsel to ensure that the Ambassador Funds are permissible investments for your organization.

WHAT SHARES COST

The offering price of a share is its net asset value. The price for all purchase and redemption orders for shares of the Fund will be the next determined net asset value after such orders are considered received. We calculate the net asset value per share for the Fund at 4:00 p.m. Eastern Time or, if necessary, as of the close of business of the principal bond market. The Fund does reserve the right to advance the time net asset value is determined. We will not calculate the net asset value on any day that the Federal Reserve Bank of Chicago and the principal bond markets (as recommended by the Bond Market Association) are not open for trading and the Fund reserves the right not to calculate the net asset value on any other day that the bond markets close early, such as days in advance of holidays or in the event of an emergency.

We attempt to stabilize the net asset value per share for the Money Market Fund at $1.00 per share by valuing its portfolio securities using the amortized cost method. Securities for which market prices are not available are valued in accordance with procedures adopted by our Board of Trustees. These valuation methods are more fully described in our Statement of Additional Information.

We do not impose any sales charges on the purchase of shares of the Ambassador Funds.


<PAGE 8>


ABOUT PURCHASES

In order to purchase shares of the Money Market Fund on a particular day and begin earning dividends that same day, we must receive your order before 12:00 noon, Eastern Time, that day.

We reserve the right to suspend the sale of shares of the Fund temporarily and the right to refuse any order to purchase shares of the Fund.

If we receive insufficient payment for a purchase, we will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses incurred by us in connection with the transaction.

                            HOW TO BUY SHARES

1.   Verify Permissibility
     . Consult with your legal counsel to ensure compliance with applicable investment restrictions
2. MINIMUM INVESTMENT REQUIREMENTS (SAME FOR INSTITUTIONAL SHARES AND INVESTOR SHARES):
     .    $1,000 for initial investments in the Money Market Fund
     .    No minimum for subsequent investments
3.   CALL OUR TRANSFER AGENT
     .    1-800-992-0444
     . We will treat your order as having been received at the time your call is complete.
4.   MAKE PAYMENT
     .    By check payable to Ambassador Money Market Fund and sent to:
                        BY MAIL--
			The Ambassador Funds
			c/o U.S. Bancorp Fund Services, LLC
			P.O. Box 701
			Milwaukee, Wisconsin 53201-0701

			BY OVERNIGHT DELIVERY--
			The Ambassador Funds
			c/o U.S. Bancorp Fund Services, LLC
			615 East Michigan Avenue
			Milwaukee, Wisconsin 53202
OR
     .    By federal funds wire:
			U.S. Bank, National Association
			Milwaukee, Wisconsin
			ABA #075000022
			Credit U.S. Bancorp Fund Services
			DDA #112-952-137
			Ambassador Funds
			Account Name [Shareholder's Name]
			Shareholder Account Number


<PAGE 9>


                         REDEEMING FUND SHARES

You may redeem shares of the Fund on any day that the Federal Reserve Bank of Chicago and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day that the bond markets close early, such as days in advance of holidays or in the event of an emergency. The price for all redemption orders for shares of the Fund will be the next determined net asset value after such orders are considered received. We calculate the net asset value per share for the Fund at 4:00 p.m. Eastern Time or, if necessary, as of the close of business of the principal bond market. The Fund does reserve the right to advance the time net asset value is determined. We will not calculate the net asset value on any day that the Federal
Reserve Bank of Chicago and the principal bond markets (as recommended by the Bond Market Association) are not open for trading and the Fund reserves the right not to calculate the net asset value on any other day that the bond markets close early, such as days in advance of holidays or in the event of an emergency.

ABOUT REDEMPTIONS

In order to redeem shares of the Fund on a particular day, we must receive your request before 12:00 noon, Eastern Time, that day.
Otherwise proceeds will be redeemed the following business day.

For redemption requests received prior to the applicable cut-off time, usually the proceeds from the sale of Money Market Fund shares will be wired on the same day; checks for redemption proceeds are generally mailed on the business day following the request. For redemption requests received after the applicable cut-off time, proceeds will generally be wired or a check will be mailed one business day later, after net asset value is next determined.
Proceeds to be wired will be wired to an account designated in writing by a shareholder at any domestic commercial bank that is a member of the Federal Reserve System. Proceeds to be paid by check will be mailed to the shareholder's address of record.

To the extent permitted by federal securities laws, we reserve the right to suspend the redemption of shares of the Fund temporarily under extraordinary market conditions such as market closures or restriction or suspension of trading by the Securities and Exchange Commission or in the event an emergency exists and a Fund cannot sell its assets or accurately determine the value of its assets.
Where payment for shares is made by check, we also reserve the right to postpone redemptions for up to ten days.

We may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

REDEMPTION OF ACCOUNTS WITH BALANCES UNDER ACCOUNT MINIMUMS

Due to the high cost of maintaining accounts with low balances, if your account balance for the Money Market Fund falls below $1,000, we may choose to redeem those shares and close that account without your consent. We will not close any account which is held through a retirement plan or any account whose value falls below these minimums as a result of changes in the Fund's net asset value. If we plan to close your account, we will notify you and provide you with 30 days to add to your account balance.


<PAGE 10>


                          HOW TO REDEEM SHARES

1.  CALL OUR TRANSFER AGENT
        . 1-800-992-0444
	  OR
	  WRITE
        . The Ambassador Funds
	  c/o U.S. Bancorp Fund Services, LLC
          P.O. Box 701
          Milwaukee, Wisconsin 53201-0701

2.  PROVIDE THE REQUIRED INFORMATION
        . Specify the Money Market Fund
        . Your account number
        . The name and address on your account
        . For wire transfers, your financial institution's wire transfer information (N.B. your financial institution may charge you a fee for handling this transaction)
        . The dollar amount or number of shares you wish to redeem
        . Your signature (for written requests)
        . If you request any redemption to be sent to an address other than the address on record with the Fund or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a signature guarantee in order to redeem

                         MANAGEMENT OF THE FUND

The Board of Trustees is responsible for generally overseeing the conduct of the Money Market Fund's business. Ambassador Capital Management, L.L.C. ("the "Adviser"), whose address is 211 West Fort Street,
Suite 720, Detroit, Michigan 48226, serves as investment adviser to the Fund pursuant to an investment advisory agreement. According to the terms of the investment advisory agreement, the Fund will pay to the Adviser an annual fee of 0.20% of its average daily net assets.

Subject to the supervision of our Board of Trustees, the Adviser provides a continuous investment program for the Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Fund.

AMBASSADOR CAPITAL MANAGEMENT, L.L.C.

The Adviser is an independent investment advisory firm registered with the Securities and Exchange Commission. The Adviser was established in 1998 by President and Chief Executive Officer Brian T. Jeffries, formerly a partner and portfolio manager with Munder Capital Management from 1994 until 1998, where he was responsible for the management of fixed-income portfolios exceeding $1 billion in assets. Before working at Munder, Mr. Jeffries was a fixed income fund manager with Woodbridge Capital Management, the investment management subsidiary of Comerica Bank, where he managed several fixed income mutual funds.


<PAGE 11>



The Adviser specializes in the management of fixed income and cash portfolios for public and private sector clients, including retirement plans, municipalities, corporations, endowments and foundations. As of September 30, 2004, the Adviser had approximately $388 million in assets under management, including the assets of the Money Market Fund.


PORTFOLIO MANAGERS

     GREGORY A. PROST, CFA, Chief Investment Officer, oversees the Adviser's fixed income research and directs its fixed income strategy. Prior to joining the Adviser, Mr. Prost was a partner and senior portfolio manager at Munder Capital Management from 1995 until 2000, where he was responsible for managing fixed income portfolios. Mr. Prost is a Chartered Financial Analyst. He earned a B.A. from Kalamazoo
     College and an M.B.A. from Western Michigan University.

     KATHRYN J. NURRE, Vice President and Senior Portfolio Manager, has been the portfolio manager of Ambassador Capital Management, L.L.C. since 1998. Ms. Nurre has over 15 years experience in the capital markets. Prior to joining the Adviser, Ms. Nurre was director of short-term investments at Cranbrook Capital Management, Inc. (the investment management subsidiary of First of Michigan Corporation) from 1995 until 1998, where she was responsible for the management of over $500 million in client assets. Ms. Nurre earned a B.A. from the University of Cincinnati.


                       DIVIDENDS AND DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Money Market Fund's net income and gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution. The Money Market Fund declares dividends daily and pays them monthly. The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale of shares. The Fund will pay distributions in additional shares of the distributing Fund. If you wish to receive distributions in cash, either indicate this request on your account application form or notify us by calling 1-800-992-0444.


<PAGE 12>


                            TAX CONSEQUENCES

There are many important tax consequences associated with investment in the Ambassador Funds. Please read the summary below and consult your tax advisor regarding specific federal, state and local tax consequences applicable to your investment.

The Fund intends to distribute to shareholders dividends of its net investment income and distributions of capital gains. Distributions of income, whether or not they are reinvested in Fund shares, may be subject to federal income tax. In addition, sales of Fund shares and capital gains distributions may be subject to federal taxation. The rate at which you may be taxed on the sale of Fund shares varies depending on the length of time you hold the Fund being sold. The rate at which you may be taxed on capital gains distributions depends on the length of time the Fund holds the security.

Governmental entities which are shareholders of the Fund will not be subject to federal income tax on distributions from the Fund or on sales of the Fund's shares.

<PAGE 13>


		(This Page Is Left Intentionally Blank)

You can find additional information about Ambassador Funds in its Annual and Semi-Annual Reports to Shareholders and in the Statement of Additional Information ("SAI"). The Annual and Semi-Annual Reports to Shareholders include financial statements, detailed performance information, portfolio holdings, management's discussion of Fund performance, market conditions and investment strategies and, in the Annual Report only, the auditor's report. The SAI contains more detailed information on all aspects of the Fund and is incorporated by reference in (legally considered to be part of) this Prospectus. To request a free copy of the current Annual or Semi-Annual Report to Shareholders or the current SAI, to obtain other information about a Fund, or for any other shareholder request, write or call:

     AMBASSADOR FUNDS
     211 West Fort Street, Suite 720
     Detroit, Michigan 48226
     1-800-992-0444

You can visit the SEC's Internet Web site (HTTP://WWW.SEC.GOV) to view the SAI, material incorporated by reference, and other information. You can also obtain copies of this information, by visiting the SEC's Public Reference Room in Washington, D.C. (phone: 1-202-942-8090) or by sending your request and a duplicating fee to the SEC'S Public Reference Section, Washington DC 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: PUBLICINFO@SEC.GOV.



PROSPECTUS
DATED OCTOBER 29, 2004



[LOGO] AMBASSDOR
           FUNDS


                                             AMBASSADOR MONEY MARKET FUND

                                                                   TICKER
                                                                   SYMBOL

                                             Institutional Shares - AMFXX


INVESTMENT ADVISER:
Ambassador Capital Management, L.L.C.

TRUSTEES:
Nicholas J. DeGrazia
Ronald E. Hall
Brian T. Jeffries
Conrad W. Koski
Gregory A. Prost

CUSTODIAN:
U.S. Bank National Association

ADMINISTRATOR:
Fund Services Group, LLC

TRANSFER AGENT:
U.S. Bancorp Fund Services, LLC

COUNSEL:
Dykema Gossett PLLC

REGISTERED INDEPENDENT PUBLIC
ACCOUNTING FIRM:
KPMG LLP





Investment Company Act File No. 811-09941

New Account Application
FOR INITIAL PURCHASE REQUEST OR
ASSISTANCE IN COMPLETING THE FORM CALL: 1-(800) 992-0444

MAIL COMPLETED FORM TO:

Regular Mail:                       OVERNIGHT DELIVERY:
  Ambassador Funds                       Ambassador Funds
  c/o U.S. Bancorp Fund Services, LLC    c/o U.S. Bancorp FundServices, LLC
  P.O. Box 701                           615 E. Michigan Street, Third Floor
  Milwaukee, WI 53201-0701               Milwaukee, WI 53202

In compliance with the USA Patriot Act, all Mutual Funds are required to obtain the following information for all registered owners and all authorized individuals: FULL NAME, DATE OF BIRTH, SOCIAL SECURITY NUMBER AND PERMANENT STREET ADDRESS. CORPORATE ACCOUNTS REQUIRE ADDITIONAL DOCUMENTATION. WE MUST RETURN YOUR APPLICATION IF ANY OF THIS INFORMATION IS MISSING.

Step 1: ACCOUNT REGISTRATION


___________________________________________   _______________________________
Account Name                                             Tax ID Number

___________________________________________   _______________________________
Street Address                                           Telephone Number

___________________________________________   _______________________________
City                State        Zip                     Fax Number (if any)

                                              U.S. Citizen  Yes    No
___________________________________________
Attention

If No give country of tax residence    ________


Step 2:  REDEMPTION INSTRUCTIONS

The signers of this Account Information Form hereby authorize the Ambassador Funds and its employees and agents to act upon telephone, fax or other instructions to redeem shares, provided that the proceeds are transmitted either to the following bank account, or the above address. (Accounts not completing this section must submit redemption requests in writing with signature(s) guaranteed by a domestic bank or stock exchange member firm.)

___________________________________________   _______________________________
Bank Name                                         Bank Routing Number

_____________________________________________________________________________
Street Address               City                  State                  Zip

___________________________________________   _______________________________
Account Name                                       Bank Account Number

_____________________________________________________________________________
                                 Special Instructions (if any)

Step 3: OPTIONS

FUND SELECTIONS                                 DIVIDENDS  Reinvest
Ambassador Money Market Fund    $_____________  Receive in Cash

* If neither option is selected dividend distributions will be reinvested.

Step 4: ADDITIONAL ACCOUNTS

Additional accounts must have redemption instructions, mailing instructions, and Tax ID numbers identical to those shown on this form, or another application will be required. Please indicate a unique name by which each additional account should be identified. A separate account number will be assigned to each additional account.

________________  __________________  _______________________

________________  __________________  _______________________

Step 5: SIGNATURES

By execution of this Account Information Form the undersigned representatives of the registered owner warrant that they are duly authorized to sign this Form and to purchase and redeem shares on behalf of the registered owner and that the registered owner has full right, power, and authority to make the investments applied for pursuant to this Form and is acting for itself or in some fiduciary capacity in making such investments.
The Undersigned may ratify any instruction, including telephone instructions given on this account and agree that neither the Ambassador Funds nor its employees and agents will be liable for any loss, cost, or expense for acting upon any instruction believed by it to be genuine and in accordance with reasonable procedures designed to prevent unauthorized transactions. The Fund Company can redeem shares from my account(s) to reimburse a fund for any loss due to non-payment or other indebtedness.
The undersigned certify that they have received and read a current Fund prospectus and agree to the terms of the prospectus.
Under penalties of perjury the undersigned certify:
(1) that the Taxpayer Identification Number provided is correct.
(2) that the investor is not subject to Internal Revenue Service ("IRS") backup withholding because: (a) it is exempt from backup withholding; or (b) it has not been notified by the IRS that it is subject to backup withholding as a result of a failure to report all interest or dividends; or (c) it has been notified by the IRS that it is no longer subject to backup withholding.(does not apply to real estate transactions, mortgage interest paid, the acquisition or abandonment of secured property, contributions to an Individual Retirement Account, and payments other than interest and dividends), and;
(3) I am a U.S. person (including a U.S. resident alien). CERTIFICATION INSTRUCTIONS-YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU ARE SUBJECT TO BACKUP WITHHOLDING.

   THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY
   PROVISION OF THIS DOCUMENT OTHER THAN CERTIFICATION REQUIRED TO AVOID BACKUP WITHHOLDING.


_____________________________________  ___________________________________
 Authorized Signature   Date of Birth  Print name, title and Soc. Sec. No.

_________________________________________________
 Home Address

_____________________________________  ___________________________________
 Authorized Signature   Date of Birth  Print name, title and Soc. Sec. No.

_________________________________________________
 Home Address

_____________________________________  ___________________________________
 Authorized Signature   Date of Birth  Print name, title and Soc. Sec. No.

_________________________________________________
 Home Address


Indicate below if more than one signature is required for written instructions or changes in instructions. If you do not indicate the number of required signatures, any one of the individuals listed may sign.

____Check here if all signatures are required
____Check here if any two signatures are required


Step 6:  SIGNATURE GUARANTEE

Signature Guarantee required. A commercial bank, trust company, savings and loan, federal savings bank, member of a national securities exchange, or other eligible financial institution can provide this service.

AFFIX GUARANTEE STAMP

Step 7:  INCUMBENTS CERTIFICATE

The undersigned is Secretary  or  Clerk  of ________________________ and hereby
                                             (Name of Entity)
certifies that ______________________  was
             (Name of Finance Officer)

duly elected/appointed _____________ effective ________ and is duly authorized
                     (Title of Officer)         (Date)

by _________________________ to act on its

behalf in connection with the establishment, purchase, redemption, or other transaction with respect to shares of the Ambassador Funds and that the persons listed above are authorized to sign this Form and to redeem shares. ___________________will notify,
(Name of Entity)
in writing the Ambassador Funds or its service agent if there is any change to the above. In witness whereof, the undersigned has executed this Certificate this ________ day of _____________, 20___.



                     _________________________________________________________
                     Secretary or Clerk, Signature Print Name    Soc. Sec. No.

  SEAL


                     _________________________________________________________
                     Witness, Signature    Print Name   Soc. Sec. No.



FUNDS USE ONLY- MASTER ACCT #__________________ DEALER CODE__________________

       STATEMENT OF ADDITIONAL INFORMATION


                AMBASSADOR FUNDS




                                             AMBASSADOR MONEY MARKET FUND
                                                     INSTITUTIONAL SHARES
                                                          INVESTOR SHARES


This Statement of Additional Information, also known as an SAI, should be read with the Prospectus for the Funds dated October 29, 2004. This SAI is not a prospectus itself. To receive a copy of the Prospectus, please write us or call 1-800-992-0444.

The audited financial statements of Ambassador Money Market Fund, together with the report of KPMG LLP, registered independent public accounting firm, which are contained in the Ambassador Funds Annual Report to Shareholders for the fiscal year ended July 31, 2004, that was previously sent to shareholders of the Money Market Fund and filed with the Securities and Exchange Commission, are incorporated by reference into this SAI. Ambassador Funds will furnish a copy of such Annual Report to shareholders, without charge, upon request made to Ambassador Funds, c/o Fund Services Group, LLC, 1776-A South Naperville Road, Suite 101, Wheaton, Illinois 60187


                                                         AMBASSADOR FUNDS
                                                              MANAGED BY:
                                    Ambassador Capital Management, L.L.C.
                                          211 West Fort Street, Suite 720
                                                       Detroit, MI  48226












                            October 29, 2004






                            TABLE OF CONTENTS

GENERAL INFORMATION...............................................1
INVESTMENT STRATEGIES AND RISKS...................................1
  More About Principal Investment Strategies and Risks ...........1
   U.S. Government Obligations ...................................2
   Repurchase Agreements .........................................2
  More About Other Investment Strategies and Risks ...............3
   Variable and Floating Rate U.S. Government Securities .........3
   Michigan Municipal Securities .................................3
   Zero Coupon Securities ........................................4
   Restricted and Illiquid Securities ............................4
   When-Issued and Delayed Delivery Transactions .................4
   Securities Lending ............................................5
FUND POLICIES.....................................................6
  Investment Limitations .........................................6
   Selling Short and Buying on Margin ............................6
   Issuing Senior Securities and Borrowing Money .................6
   Underwriting ..................................................6
   Investing in Commodities, Commodity Contracts, or Real Estate..6
   Lending Cash or Securities ....................................6
   Concentration of Investments ..................................6
   Investing in Securities of Other Investment Companies .........6
   Investing in Illiquid Securities ..............................7
  Disclosure of Portfolio Holdings ...............................7
MANAGEMENT OF THE TRUST...........................................7
  Trustees and Officers ..........................................7
  Compensation ...................................................9
  Share Ownership ................................................9
  Indemnification of Trustees and Officers .......................9
  Investment Adviser ............................................10
  Brokerage Transactions ........................................11
  Administrator and Fund Accountant .............................12
  Transfer Agent ................................................12
  Custodian .....................................................13
  Registered Independent Public Accounting Firm .................13
  Legal Counsel .................................................13
  Principal Holders of Securities ...............................13
SHAREHOLDER RIGHTS...............................................14
ADDITIONAL INFORMATION ON PURCHASES AND REDEMPTIONS..............14
DETERMINATION OF NET ASSET VALUE.................................15
  Use of the Amortized Cost Method ..............................15
TAXATION.........................................................17
  Tax Status of the Fund ........................................17
  Tax Status of Shareholders ....................................17
DIVIDENDS AND DISTRIBUTIONS......................................18



<PAGE i>




DISTRIBUTION PLAN................................................19
PERFORMANCE INFORMATION..........................................20
  Yield .........................................................20
  Effective Yield ...............................................20
FINANCIAL STATEMENTS.............................................20
ANTI-MONEY LAUNDERING PROGRAM....................................21
APPENDIX--DESCRIPTION OF BOND RATINGS............................22



<PAGE ii>


                           GENERAL INFORMATION

Ambassador Funds is a Delaware statutory trust established under a Declaration of Trust, dated March 22, 2000. Ambassador Funds is an open-end, diversified, management investment company currently consisting of one series, the Ambassador Money Market Fund, which offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares pay a distribution fee pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), of up to 0.25% of average net assets, while Institutional Shares do not pay this fee. See "Distribution Plan" for further information about this distribution fee. As of the date of this SAI, shares of the Funds are only being offered for sale in Michigan and New York.


                    INVESTMENT STRATEGIES AND RISKS

The Prospectus for the Fund describes the principal investment strategies employed to achieve the Fund's investment objective and the principal risks associated with an investment in the Fund. Below you will find more detail about the types of investment strategies and risks associated with the Fund, including those which are not considered principal strategies or risks.

MORE ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Money Market Instruments. Money market instruments mature in 397 days or less, and include without limitation:

     .    U.S. Treasury bills;
     . Bankers' Acceptances - bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less;
     . Certificates of Deposit - negotiable and non-negotiable, interest-bearing instruments with specific maturities. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market, prior to maturity;
     . Demand and Time Deposits - non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like certificates of deposit, demand and time deposits earn specified rates of interest over a definite period of time; however, these securities cannot be traded in the secondary market and are considered to be illiquid if they have maturities of more than seven days;
     .    High Quality Commercial Paper (see Prospectus);
     . Federal Agency Discount Paper - these securities are issued by U.S. government agencies at a discount and redeemed at maturity at face value;
     .    Repurchase Agreements (see "Repurchase Agreements" below); and
     . Money Market Mutual Funds (see "Investment Limitations-Investing in Securities of Other Investment Companies" below).

The instruments of banks and savings and loans whose deposits are insured by the FDIC, such as certificates of deposit, demand and
time  deposits,  and   bankers'  acceptances,  are  not  necessarily
guaranteed by the FDIC.


<PAGE 1>


The Fund will limit its investments in certificates of deposit, demand and time deposits and similar instruments to those issued by financial institutions which are eligible to serve as depositories for political subdivisions of the state of Michigan.

U.S.  GOVERNMENT  OBLIGATIONS.   U.S. government  obligations  include
direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities, and include certain mortgage-backed securities and zero coupon securities described more fully below.

Some of the various agencies of the U.S. government which issue obligations include the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration (FHA), Government National Mortgage Association (GNMA or Ginnie Mae), Maritime Administration, Small Business Administration
(SBA), and The Tennessee Valley Authority (TVA). Some of the instrumentalities of the U.S. government which issue securities include Federal Home Loan Banks (FHLB), Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac), Student Loan Marketing Association (SLMA or Sallie Mae), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (FNMA or Fannie Mae) and the U.S. Postal Service.

U.S. government obligations are backed by:

     . the full faith and credit of the U.S. Treasury, such as GNMA obligations;
     . the issuer's right to borrow from the U.S. Treasury, such as FNMA obligations;
     . the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities, such as SLMA obligations; or
     . the credit of the agency or instrumentality issuing the obligations, such as FHLMC obligations.

The above examples are not intended to be an exhaustive list of permissible issuing agencies or instrumentalities. Securities which are not backed by the full faith and credit of the U.S. Treasury may not always receive financial support from the U.S. government. The Money Market Fund may invest in U.S. government obligations to a lesser extent.

REPURCHASE AGREEMENTS.   Under a repurchase agreement, also known as a
"repo," the Fund will buy securities from a financial institution which commits to buy them back at a specified time and price. During the term of the repurchase agreement, the Fund will take actual or constructive possession of collateral securities backing such repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the
Fund might be delayed pending court action. Ambassador Capital Management, L.L.C. ("ACM" or the "Adviser"), the investment adviser for the Fund, believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which


<PAGE 2>


are  deemed  by  ACM,  to be creditworthy,   pursuant  to  guidelines
established  by  the  Board  of Trustees.

More About Other Investment Strategies and Risks

VARIABLE AND FLOATING RATE U.S. GOVERNMENT SECURITIES. Some of the short-term U.S. government securities the Fund may purchase carry variable or floating interest rates. Variable rate securities have a rate of interest subject to adjustment on specified dates at least annually and will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. Floating rate securities have a rate of interest which adjusts whenever a specified interest rate changes. Interest rate adjustments are ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

A variable rate security that is subject to a demand feature will be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. Floating rate securities that are subject to a demand feature will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

MICHIGAN MUNICIPAL SECURITIES.   The  Fund may invest in certain types
of short-term municipal notes issued by Michigan county governments in anticipation of the collection of delinquent property taxes; interest paid on these notes is usually includable in gross income for federal income tax purposes but is exempt from state and local income taxes in Michigan. These notes are typically secured by real property taxes due and payable to a Michigan county and other taxing units within that county that are unpaid as of the annual due date (normally March 1) and they are also a "limited tax" general obligation of the issuing county, which means that they are secured by the full faith and credit of the county but the county does not have authority to impose any additional taxes for the payment of such notes. In Michigan, counties are permitted to borrow monies for the purpose of funding a tax payment fund that is used to pay up to 100% of the delinquent property taxes that are uncollected on March 1 of each year to the county itself as well as to any school district, intermediate school district, community college district, city, township, special assessment district, the State or any other political unit within the county for which delinquent property taxes are due.

Delinquent property tax notes in which the Fund may invest will be limited to investments in obligations which are rated SP-1 by S&P, or MIG-1 by Moody's, at the time of investment, or which are of equivalent quality as determined by the Adviser. In addition, the Adviser will generally only invest in these types of delinquent property tax notes if they may be tendered, or "put", back to the issuer or another party on a periodic basis (usually weekly) and if the interest rate on such notes is re-set, or adjusts, to reflect market conditions on a periodic basis (usually weekly). The Fund will not invest more than 5% of its total assets in delinquent property tax


<PAGE 3>


notes issued by any one Michigan county and not more than 20% of its total assets in all such notes as a group.

ZERO COUPON SECURITIES. These are U.S. Treasury obligations which have been stripped of their unmatured interest coupons and receipts. These securities are issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of zero coupon U.S. Treasury securities generally are more sensitive to changes in interest rates than comparable maturity securities that make current distributions of interest.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Fund, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Adviser believes that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Adviser intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Adviser believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

      .     the frequency of trades and quotes for the security;
      .     the number of dealers willing to purchase or sell the security  and the number of other potential buyers;
      .     dealer undertakings to make a market in the security; and
      .     the  nature  of  the  security  and  the  nature of the marketplace trades.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may participate in when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Fund does not intend


<PAGE 4>


to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

When-issued and delayed delivery transactions are subject to market fluctuation, and no interest accrues to the purchaser during the period prior to settlement. The payment obligation and the interest rate that the Fund will receive on the securities are each fixed at the time the Fund enters into the commitment. Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when delivery takes place may actually be higher than those obtained in the transaction itself, in which case the Fund could experience an unrealized loss at the time of delivery.

The Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually purchasing the securities. If ACM deems it advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

When the Fund engages in when-issued and delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The market value of the securities underlying a when-issued or delayed delivery transaction, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on securities it has committed to purchase until they are paid for and delivered on the settlement date.

SECURITIES LENDING. In order to enhance return, the Fund may lend up to one-third (based on total assets) of the securities held in its portfolio to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.

The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral if the borrower fails financially. In determining whether the Fund will lend securities, ACM will consider all relevant facts and circumstances. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which ACM has determined are creditworthy under guidelines established by the Board of Trustees.


<PAGE 5>


                             FUND POLICIES

INVESTMENT LIMITATIONS

The following investment limitations are fundamental and may not be changed without shareholder approval.

SELLING SHORT AND BUYING ON MARGIN. The Fund will not sell any securities short or purchase any securities on margin, but it may obtain such short-term credit as may be necessary for clearance of purchases and sales.

ISSUING SENIOR SECURITIES AND BORROWING MONEY.  THE FUND WILL NOT ISSUE
SENIOR SECURITIES, EXCEPT THAT IT MAY BORROW MONEY DIRECTLY FROM BANKS OR THROUGH REVERSE REPURCHASE AGREEMENTS AS A TEMPORARY MEASURE FOR EXTRAORDINARY OR EMERGENCY PURPOSES AND THEN ONLY IN AMOUNTS NOT IN EXCESS OF 5% OF THE VALUE OF ITS TOTAL ASSETS OR IN AN AMOUNT UP TO ONE-THIRD OF THE VALUE OF ITS TOTAL ASSETS, INCLUDING THE AMOUNT BORROWED, IN ORDER TO MEET REDEMPTION REQUESTS WITHOUT IMMEDIATELY SELLING PORTFOLIO INSTRUMENTS. ANY DIRECT BORROWINGS NEED NOT BE COLLATERALIZED. THE FUND WILL NOT PURCHASE ANY SECURITIES WHILE BORROWINGS IN EXCESS OF 5% OF ITS TOTAL ASSETS ARE OUTSTANDING. THE FUND HAS NO PRESENT INTENTION TO BORROW MONEY.

UNDERWRITING. The Fund will not engage in underwriting of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE.  THE FUND
WILL NOT INVEST IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE, EXCEPT THAT IT MAY PURCHASE MONEY MARKET INSTRUMENTS ISSUED BY COMPANIES THAT INVEST IN REAL ESTATE OR SPONSOR SUCH INTERESTS.

LENDING CASH OR SECURITIES. The Fund may lend portfolio securities in an amount of up to one-third of its assets. In addition, the Fund may purchase or hold money market instruments, including repurchase agreements, and other debt securities permitted by its investment objective, policies and limitations.

CONCENTRATION OF INVESTMENTS. THE FUND WILL NOT INVEST MORE THAN 25% OF THE VALUE OF ITS TOTAL ASSETS IN ANY ONE INDUSTRY, PROVIDED THAT THERE SHALL BE NO LIMITATION ON INVESTMENTS IN OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may acquire up to 3% of the total outstanding securities of other investment companies.
The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of other investment companies only in open-market transactions involving no more than customary broker's commissions. However, there is no limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by the Fund in such shares would be subject to such customary expenses.


<PAGE 6>


INVESTING IN ILLIQUID SECURITIES. The Fund will not invest more than 10% of the value of its net assets in illiquid securites.



DISCLOSURE OF PORTFOLIO HOLDING

It is the policy of the Fund not to disclose to anyone information about the securities that the Fund holds in its portfolio, except insofar as disclosure of the Fund's investments is required to be made in the Fund's annual and semi-annual reports to shareholders and in other periodic reports that the Fund files with the Securities and Exchange Commission. Neither the Fund nor the Adviser discloses information about the Fund's portfolio securities to any shareholder of, or prospective investor in, the Fund.


                        MANAGEMENT OF THE TRUST

Trustees and Officers

The Trustees of the Trust are responsible for generally overseeing the conduct of the Fund's business. The Trustees have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive. Information pertaining to the Trustees and officers of the Trust is set forth below.


NAME (AGE),                        TERM OF OFFICE    PRINCIPAL OCCUPATION(S) DURING                  NUMBER OF       OTHER
POSITION(S) WITH TRUST             AND LENGTH OF     PAST FIVE YEARS                                 FUNDS IN TRUST  DIRECTORSHIPS
AND ADDRESS                        TIME SERVED(1)                                                    OVERSEEN        HELD(2)
                                                  DISINTERESTED TRUSTEES

Nicholas J. DeGrazia (61)          Indefinite        Principal of Modesitt Associates,               1               None
Trustee                            term; since       Inc. (management consulting firm)
3650 Shorewood Drive               2000              since 1997; Consultant of Lionel,
North Lakeport, MI 48059                             L.L.C. from 1995-1996; President
                                                     and Chief Operating Officer of
                                                     Lionel Trains, Inc. from 1990 to
                                                     1999

Ronald E. Hall (61)                Indefinite        President and CEO of                            1               United American
Trustee                            term; since       Bridgewater Interiors, LLC, since                               Healthcare
4617 West Fort Street              2000              1998; President and Chief                                       Corporation
Detroit, MI  48209                                   Executive Officer of the Michigan                               Since 2001.
                                                     Minority Business Development
                                                     Council from 1992 to 1998.

Conrad W. Koski (59)               Indefinite        Retired 1997; President and Chief               1               None
Chairman and Trustee               term; since       Executive Officer of First of
206 Stephens                       2000              Michigan Corporation from 1996-
Grosse Pointe Farms, MI 48236                        1997 and Executive Vice President
                                                     and Chief Financial Officer from
                                                     1982-1996.  Officer and Trustee of
                                                     Cranbrook Funds from 1984 to 1997.

                                                  INTERESTED TRUSTEES(3)

Brian T. Jeffries (39)             Indefinite        Founder and President of                        1                None
President and Trustee              term; since       Ambassador Capital Management, LLC
211 West Fort Street               2000              since 1998; shareholder and
Suite 720                                            Portfolio Manager of Munder
Detroit, MI 48226                                    Capital Management from 1994 to
                                                     1998.

<PAGE 7>



NAME (AGE),                        TERM OF OFFICE    PRINCIPAL OCCUPATION(S) DURING                  NUMBER OF        OTHER
POSITION(S) WITH TRUST             AND LENGTH OF     PAST FIVE YEARS                                 FUNDS IN TRUST   DIRECTORSHIPS
AND ADDRESS                        TIME SERVED(1)                                                    OVERSEEN         HELD(2)


                                                INTERESTED TRUSTEES (CONTINUED)(3)

Gregory A. Prost (38)              Indefinite        Chief Investment Officer of Ambassador          1                None
Trustee and Vice President         term; since 2000  Capital Management, LLC, since 2000;
211 West Fort Street                                 shareholder and Senior Portfolio Manager of
Suite 720                                            Munder Capital Management, Inc. from 1995 to
Detroit, MI 48226                                    2000



                                                OFFICERS WHO ARE NOT TRUSTEES

Kathryn J. Nurre (50)              Indefinite        Vice President and Senior                       -                None
Secretary                          term; since       Portfolio Manager of Ambassador
211 West Fort Street               2000              Capital Management, LLC since
Suite 720                                            1998; Director of Short Term
Detroit, MI 48226                                    Investments of Cranbrook Capital
                                                     Management from 1994 to 1998.

Maria C. De Nicolo (55)            Indefinite        President, Fund Services Group,                 -                None
Chief Compliance Officer           term; since       LLC, since 2003; Secretary of
1776-A S. Naperville Road          2004              Monetta Financial Services, Inc.
Suite 101                                            from 1996 to present; Treasurer
Wheaton, IL 60187                                    from 1996 to 2004; CFO from 1998
                                                     to 2004.

Lynn H. Waterloo (47)              Indefinite        Secretary, Fund Services Group,                  -                None
Treasurer (CFO)                    term; since       LLC, since 2003; CFO, Monetta
1776-A S. Naperville Road          2004              Funds since 2004; Fund Accountant
Suite 101                                            for Monetta Funds from 1998 to 2004.
Wheaton, IL  60187

Gary R. Schaefer (58)              Indefinite        Portfolio manager, Ambassador                    -                None
Assistant Secretary                term; since       Capital Management, LLC since
1776-A S. Naperville Road          2003              2000; portfolio manager, Monetta
Suite 101                                            Financial Services, Inc. from 1997
Wheaton, IL 60187                                    to 2001; Lehman Brothers FID from
                                                     1973 to 1997.

Derek Oglesby (28)                 Indefinite        Research analyst, Ambassador                     -                None
Assistant Secretary                term; since       Capital Management, LLC since
211 West Fort Street               2003              2000; investment research analyst
Suite 720                                            with Conning Asset Management
Detroit, MI 48226                                    (Hartford, CT) from 1998 to 2000.



(1) Each Trustee serves until he dies, resigns, or is removed; or, if sooner, until the election and qualification of his successor. Each officer is elected annually.
(2) Other directorships includes positions held as a director or trustee of any company with a class of securities registered with the SEC pursuant to federal securities laws and any investment company registered with the SEC.
(3) Messrs. Jeffries and Prost are "interested Trustees" because each holds a position as an executive officer and a principal owner of Ambassador Capital Management, LLC, the Trust's investment adviser.


The Board of Trustees has established an Audit Committee comprised of the three "disinterested" trustees. The Audit Committee met twice during the fiscal year ended July 31, 2004. No other committees have been established by the Board of Trustees. During the most recently completed fiscal year for the Trust, the Board of Trustees held four meetings and all of the Trustees attended at least 75% of the meetings.



<PAGE 8>


COMPENSATION

During the fiscal year ended July 31, 2004, disinterested trustees of Ambassador Funds received the following compensation from the Trust, which is the only mutual fund managed by the Adviser:


                                    TRUSTEE COMPENSATION TABLE
                              FOR THE FISCAL YEAR ENDED JULY 31, 2004

NAME OF PERSON, POSITION                 AGGREGATE           PENSION OR        TOTAL COMPENSATION
                                     COMPENSATION FROM   RETIREMENT BENEFITS   FROM REGISTRANT
                                        REGISTRANT       ACCRUED AS PART OF    PAID TO TRUSTEES
                                                            FUND EXPENSES
Nicholas J. DeGrazia, Trustee             $11,500                $0                 $11,500
Ronald E. Hall, Trustee                   $11,500                $0                 $11,500
Conrad W. Koski, Trustee                  $11,500                $0                 $11,500



None of the Interested Trustees or officers of the Trust received any remuneration from the Trust during the fiscal year ended July 31, 2004. None of the Disinterested Trustees owned any interest in the Adviser of the Ambassador Money Market Fund. There are no pension or retirement benefit plans or programs in effect for Trustees of the Trust. For the current fiscal year ending July 31, 2005, the Trustees are paid an annual retainer of $3,000, regular meeting fees of $2,000 per meeting and special meeting fees of $500 per meeting. None of the officers and none of the Trustees who are interested persons of Ambassador Funds will receive any compensation from the Fund for their service as such during the current fiscal year.


SHARE OWNERSHIP

The equity securities in the Fund beneficially owned by the Trustees as of July 31, 2004, are as follows:



                                                                             AGGREGATE DOLLAR RANGE OF
                                                                                EQUITY SECURITIES IN ALL
                                                                                REGISTERED INVESTMENT
                         DOLLAR RANGE OF                                        COMPANIES OVERSEEN BY
                         EQUITY SECURITIES HELD IN THE                          TRUSTEE FOR ALL AMBASSADOR
NAME OF TRUSTEE          AMBASSADOR MONEY MARKET FUND                           FUNDS

                                     DISINTERESTED TRUSTEES
Nicholas J. DeGrazia     Ambassador Money Market Fund   None                    None
Ronald E. Hall           Ambassador Money Market Fund   None                    None
Conrad W. Koski          Ambassador Money Market Fund   None                    None

                                     INTERESTED TRUSTEES
Brian T. Jeffries        Ambassador Money Market Fund   $10,001 to $50,000      $10,001 to $50,000
Gregory A. Prost         Ambassador Money Market Fund   None                    None


INDEMNIFICATION OF TRUSTEES AND OFFICERS

The Ambassador Funds Agreement and Declaration of Trust provides that Ambassador Funds will, to the fullest extent permitted by law, indemnify our Trustees and officers against all liabilities and against all expenses reasonably incurred in connection with any claim, action, suit or proceeding in which they may be involved because of their offices with Ambassador Funds,


<PAGE 9>


except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith and in the reasonable belief that their actions were in the best interests of the Trust, or that such indemnification would relieve any officer or Trustee of any liability to Ambassador Funds or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. Ambassador Funds, at its expense, may provide liability insurance for the benefit of its Trustees and officers.

INVESTMENT ADVISER

Ambassador Capital Management is the investment adviser to the Fund. ACM is an independent, 100% employee-owned investment advisory firm dedicated exclusively to the fixed income investment management business. Founded in 1998, ACM specializes in providing management of fixed income and cash portfolios for public and private sector retirement plans, municipalities, corporations, endowments and foundations. Ambassador Capital Management is headquartered in Detroit and maintains an office in Chicago. ACM is controlled by Brian T. Jeffries, President and Chief Executive Officer of ACM, and Gregory A. Prost, Vice President of ACM, each of whom owns more than 25% of the voting securities of ACM.



Under its Investment Advisory Agreement with the Trust, ACM, at its expense, furnishes a continuous investment program for the Fund and makes investment decisions on its behalf, all subject to such policies as the Trustees determine. Investment decisions are subject to the provisions of the Trust's Declaration of Trust and By-Laws, and the 1940 Act. In addition, ACM makes decisions consistent with the Fund's investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.



The Fund pays an annual investment advisory fee to ACM equal to 0.20% of the Fund's average daily net assets. During the fiscal years ended July 31, 2002, 2003 and 2004, ACM received an advisory fee of $519,112, $710,907 and $534,964, respectively, from the Fund.



The Investment Advisory Agreement may be terminated without penalty with respect to the Fund at any time by the vote of the Trustees, by the shareholders of the Fund or by ACM upon 60 days' written notice. The Investment Advisory Agreement may be amended by the mutual agreement of the Trust and ACM, except where the 1940 Act requires such amendment to have the approval of the shareholders of the Fund. The agreement also terminates without payment of any penalty in the event of its assignment. The Investment Advisory Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually in the manner required by the 1940 Act.


Continuation of the Investment Advisory Agreement was most recently approved by the Board of Trustees of the Fund, including the "disinterested" Trustees, at a meeting held on June 8, 2004. In evaluating whether to approve continuation of the Investment Advisory Agreement, the Board of Trustees requested and received information from the Adviser to assist in its deliberations. The material factors that formed the basis for the Board's approval, and the conclusions with respect thereto are:



<PAGE 10>



      . The Board considered the nature, extent and quality of services provided to the Fund and its shareholders and the qualifications of ACM to provide investment management services;

      . The investment performance of the Fund was reviewed in comparison to appropriate benchmarks and a peer group of funds. The Board also considered the costs of providing competitive advisory services in the current environment and compared the proposed management fees to be charged to the Fund with those charged by managers of comparable Funds within the peer group based on Lipper Analytical Services data and historic peer funds; and

      . The Board reviewed information concerning the profitability of the Adviser's investment advisory and other activities.



BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, ACM looks for prompt execution of the order at a favorable price. In working with dealers, ACM will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. ACM makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

ACM may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to ACM and may include:

      .     advice as to the advisability of investing in securities;
      .     security analysis and reports;
      .     economic studies;
      .     industry studies;
      .     receipt of quotations for portfolio evaluations; and
      .     similar services.

ACM exercises reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. ACM determines in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Research services provided by brokers and dealers may be used by ACM in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which ACM might otherwise have paid, it would tend to reduce expenses.

Although investment decisions for the Fund described herein are made independently from those of the other accounts managed by ACM, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by ACM are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by ACM to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed


<PAGE 11>


that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

ADMINISTRATOR AND FUND ACCOUNTANT

On August 1, 2003 the Fund entered into an Administration Agreement and a Fund Accounting Agreement with Fund Services Group, LLC ("Fund Services"). Fund Services is 45.5% owned by Monetta Financial Services, Inc., and 45.5% owned by Ambassador Capital Management, LLC, the Adviser to the Fund. The remaining 9% is owned by the employees of Fund Services. Pursuant to these agreements, Fund Services will provide administration and fund accounting services to the Fund. Pursuant to the Administration Agreement, the Fund pays to Fund Services compensation at the following annual rate: 4 basis points (0.04%) on the first $500 million in net assets; 3 basis points (0.03%) on the next $500 million of net assets; and 2 basis points (0.02%) on net assets in excess of $1 billion. A minimum annual fee of $30,000 applies. Pursuant to the Fund Accounting Agreement, the Fund pays to Fund Services compensation at the following annual rate: $30,000 on the first $200 million in net assets; 1 basis point (0.01%) on the next $300 million in net assets; 1/2 basis point (0.005%) on the net assets in excess of $500 million. The compensation under both agreements is calculated and accrued daily and paid monthly. In addition to the fees set forth above, the Fund also reimburses Fund Services for its reasonable out-of-pocket expenses.


Fund Services' responsibilities while acting as administrator are described in the Administration Agreement with the Fund, and include administrative services, such as calculating expenses and related disbursements, assisting with the preparation of regulatory filings (including prospectuses), shareholder communications, supervising the Fund's transfer agent, calculating performance data and other related affairs of the Fund. Fund Services' responsibilities while acting as fund accountant are described in a separate Fund Accounting Agreement with the Fund, and include portfolio accounting services such as maintaining Fund books and records, performing daily accounting services, preparing various reports and other related services.

BISYS and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") provided administration, transfer agency and fund accounting services to the Fund through July 31, 2003. The agreements with BISYS were terminated effective on August 1, 2003.


During the fiscal year ended July 31, 2004, the Fund paid to Fund Services $144,971 for administrative and accounting services. During the fiscal years ended July 31, 2002 and 2003, the Fund paid to BISYS Ohio $445,531 and $601,409 for administrative and accounting services.


TRANSFER AGENT

The Fund has entered into a Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC ("USBFS"). Pursuant to this agreement, the Fund pays USBFS shareholder account fees, activity charges, service charges and various out-of-pocket expenses. The Fund will pay USBFS at the annual rate of 1 basis point (0.01%) on the net assets with a minimum annual fee of $24,000 for the first no-load fund, $28,000 for the first load or daily accrual fund and $15,000 for all additional funds will apply. USBFS's responsibilities as Transfer Agent include receiving and processing orders and redemption requests, maintaining shareholder



<PAGE 12>


accounts and records, mailing reports to shareholders, preparing and filing Form 1099s with the U.S. Department of Treasury and other related services.

CUSTODIAN

The Fund has entered into a Custody Agreement with U.S. Bank National Association, whose address is 425 Walnut Street, Cincinnati, Ohio, 45202, pursuant to which that bank was appointed as custodian (the "Custodian") for the Fund's portfolio securities. Pursuant to this Custody Agreement, the Custodian will earn portfolio transaction fees, in addition to an annual fee based on the following terms: 3 basis points on the first $20 million in market value per fund; 2 basis points on the next $20 million of market value per fund; and 1 basis point on the balance. A minimum annual fee of $4,800 per fund is required. The Custodian is responsible for the safekeeping of the Fund's assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee and maintenance of bank accounts on behalf of the Fund. Prior to August 1, 2003, Fifth Third Bank, Cincinnati, Ohio, served as custodian. The Fund's relationship with Fifth Third Bank was terminated on August 1, 2003.



REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

KPMG LLP, whose address is 303 East Wacker Drive, Chicago, IL 60601-5212, was appointed on September 14, 2004, to serve as the registered independent public accounting firm for the Fund for the Fund's fiscal year ending July 31, 2005.


LEGAL COUNSEL

Dykema Gossett PLLC, whose address is 400 Renaissance Center, Detroit, Michigan 48243, serves as legal counsel to the Trust.

PRINCIPAL HOLDERS OF SECURITIES

Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of shares of the Fund. As of September 30, 2004, the Trustees and officers, as a group, owned less than 1% of the shares of the Trust. As of September 30, 2004, the following shareholders of record owned 5% or more of the outstanding shares of the Money Market Fund:

                                                        SHARES OWNED
NAME AND ADDRESS OF SHAREHOLDER                    NUMBER         PERCENT
City of Detroit Water Bond Series 2003 Bond Fund*  55,980,630     26.3%
City of Detroit General Obligation Bond Fund*      46,612,100     21.9%
City of Detroit Motor Vehicle Fund*                30,024,676     14.1%
City of Detroit Water B&I SW 2003 Fund*            17,068,629      8.0%
City of Detroit Sewer Bond Series 2003 Bond Fund*  14,152,961      6.6%
City of Detroit Land Acquisition Fund*             10,802,791      5.1%
________
*Address for each is 1210 Coleman A. Young Municipal Center, Detroit, MI  48226



<PAGE 13>

                             SHAREHOLDER RIGHTS

As of the date of this SAI, the Fund offers two classes of shares: Investor Shares and Institutional Shares. Shares of the Fund, representing beneficial interests in the Fund, are fully transferable. Each share is entitled to dividends declared by the Trustees, and if the Fund is liquidated, shareholders will receive the net assets of the Fund attributable to the shares held.

All shareholders are entitled to one vote for each share held on the record date for any action requiring a shareholder vote, and a proportionate fractional vote for each fractional share held. Ambassador Funds shareholders will vote in the aggregate and not by Fund, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the Fund. The rights of shareholders cannot be modified without a majority vote.

Neither the Trust  nor  the  Fund  is  required  to  hold  annual  meetings  of shareholders for the purpose of electing Trustees, except that (i) we are required to hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of shares representing two-thirds of the outstanding shares of the Fund at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding shares of the Fund. Upon written request by the holders of shares representing 1% of the outstanding shares of the Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, we will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund. The Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

Shareholder inquiries regarding shares of the Fund should be directed (by mail) to Ambassador Funds, c/o U.S. Bancorp Fund Service, LLC, 615 East Michigan Avenue, Milwaukee, Wisconsin 53202, telephone: 800-992-0444

            ADDITIONAL INFORMATION ON PURCHASES AND REDEMPTIONS

Shares of the Fund described herein are sold at their net asset value without a sales charge on days the Federal Reserve Bank of Chicago and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market
instruments is taking place.   The  procedures  for  purchasing  and


<PAGE 14>


redeeming shares are explained in the Prospectus under "Investing in the Fund" and "Redeeming Fund Shares."

                     DETERMINATION OF NET ASSET VALUE

Net asset value is calculated at 2:00 p.m. Eastern Time or, if necessary, as of the close of business of the principal bond market on any day that the Federal Reserve Bank of Chicago and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place except on
(i) days on which there are not sufficient changes in the value of the Fund's portfolio securities to affect materially its net asset value; (ii) days during which no shares are tendered and no orders to purchase shares are received; and
(iii) any day the bond markets do not open or on which they close early, such as holidays or days in advance of holidays, or in the event of an emergency. The Money Market Fund attempts to stabilize the value of its shares at $1.00.

USE OF THE AMORTIZED COST METHOD

The Trustees have decided that the best method for determining the value of portfolio instruments for the Fund is amortized cost. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. The Board of Trustees has undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions of $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board promptly consider what action, if any, should be initiated.

If the Trustees believe that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, the Trustees will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity of the Fund, withholding or reducing dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share based on available market quotations.

The Fund may invest only in obligations determined by ACM to present minimal credit risks under guidelines adopted by the Board of Trustees. The Fund's investments are limited to "First Tier Securities." First Tier Securities include those that possess at least one rating in the highest


<PAGE 15>


category and, if the securities do not possess a rating, those that are determined to be of comparable quality by ACM pursuant to guidelines adopted by the Board of Trustees.

A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by ACM to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by ACM.

In applying the above-described investment policies, a security that has not received a short-term rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by ACM to be comparable in priority and security to the obligation selected for purchase by the Fund, or, if not available, the issuer's long-term obligations, but only in accordance with the requirements of Rule 2a-7. A security that at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is considered an Eligible Security if it possesses a long-term rating, within the two highest rating categories.

Certain of the obligations in which the Fund may invest may be variable or floating rate instruments, may involve a conditional or unconditional demand feature, and may include variable amount master demand notes. Eligible Securities include those obligations that, at the time of purchase, possess the highest short-term rating from at least one National Recognized Statistical Rating Organization ("NRSRO") (the Money Market Fund may also invest up to 5% of its net assets in obligations that, at the time of purchase, possess one of the two highest short-term ratings from at least one NRSRO, and in obligations that did not possess a short-term rating (i.e., are unrated) but are determined by ACM to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Board of Trustees).

The Money Market Fund will not invest more than 5% of its total assets in the First Tier Securities of any one issuer, except that the Fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days.

If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Money Market Fund's net asset value or a subsequent change in a security's qualification as a First Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of the Money Market Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements fully collateralized by such obligations.

Under the guidelines adopted by the Board of Trustees, in accordance with Rule 2a-7 under the Investment Company Act of 1940, when in the best interests of the shareholders, ACM may be required to promptly take appropriate action with respect to an obligation held in the Fund's portfolio in the event of certain developments that indicate a reduction in the instrument's credit


<PAGE 16>


quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

The Appendix to this Statement of Additional Information identifies each NRSRO that may be utilized by ACM with regard to portfolio investments for the Fund and provides a description of relevant ratings assigned by each such NRSRO. A rating by a NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

                                   TAXATION

Tax Status of the Fund

The Money Market Fund will pay no federal income tax because it meets the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

      .     derive at least 90% of  its  gross income from dividends, interest, and gains from the sale of securities;
      .     invest in securities within certain statutory limits; and
      .     distribute to its shareholders  at  least  90%  of  its  net income earned during the year.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its income at corporate rates, and could be required to recognize net unrealized gains and make distributions of any accumulated earnings and profits before requalifying as a regulated investment company that is accorded special tax treatment. In addition, all distributions by the Fund would be taxed as if made by a regular corporation thus the Fund could not pay exempt-interest or capital gains dividends.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, it will be subject to a 4% excise tax on the undistributed amounts. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

TAX STATUS OF SHAREHOLDERS

Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Money Market Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.


<PAGE 17>


Capital gains experienced by the Money Market Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

If the Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a non-taxable return of capital to the extent of a shareholder's tax basis in his shares. If the shareholder's basis has been reduced to zero, any additional return of capital distributions will be taxable as capital gain.

In general, the Money Market Fund is required to withhold 31% of the taxable dividends and other distributions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has under reported dividends or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting purchases of shares of the Fund. No attempt is made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, investors are urged to consult their tax advisors with specific reference to their own tax situation.

                         DIVIDENDS AND DISTRIBUTIONS

The net investment income shares of the Money Market Fund is determined as of 4:00 p.m., Eastern Time, each day on which the Fund offers shares (a "Business Day"). All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record of each class as of the close of business and prior to the determination of net asset value. Unless the Business Day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Fund's income for the subsequent non-business day or days. No daily dividend will include any amount of net income in respect of a subsequent semiannual accounting period. Dividends declared during any month will be invested as of the close of business on the last calendar day of that month (or the next Business Day after the last calendar day of the month if the last calendar day of the month is a non-business day) in additional shares of the same class of the Fund at the net asset value per share, normally $1.00, determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

Net income of the Money Market Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund and amortized market premium. Amortized market discount is included in interest income. The Money Market Fund does not anticipate that it will normally realize any long-term capital gains with respect to its portfolio securities.

Normally the Money Market Fund will have a positive net income at the time of each determination of net income. Net income may be negative if an unexpected liability must be accrued or a loss realized. If the net income of the Money Market Fund determined at any time is a negative amount, the net asset value per share will be reduced below $1.00 unless one or more of the following steps, for which the Trustees have authority, are taken: (1) reduce the number of shares in each shareholder's account of the applicable class or classes, (2) offset each


<PAGE 18>


shareholder's pro rata portion of negative net income against the shareholder's accrued dividend account or against future dividends with regard to the applicable class or classes, or (3) combine these methods in order to seek to obtain the net asset value per share of the applicable class or classes at $1.00. The Trustees may endeavor to restore the Fund's net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net income which is not declared as a dividend.

If the Money Market Fund incurs or anticipates, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate, to the extent possible, the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

                             DISTRIBUTION PLAN

The Fund is presently self-distributed, which means that the Fund does not employ any underwriter or distributor to sell its shares. In June 2001, the Board of Trustees of the Trust adopted a Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may bear expenses associated with the distribution of its shares. In October 2001, the Distribution Plan was approved by holders of the Investor Shares of the Money Market Fund. The Distribution Plan provides that the Investor Shares of the Money Market Fund may incur certain expenses, up to a maximum amount equal to 0.25% of the average daily net asset value attributable to Investor Shares of the Fund for any fiscal year. The Distribution Plan further provides that the Money Market Fund may pay such amounts to broker-dealers, financial institutions and other organizations which have entered into written agreements with the Fund that provide for the marketing and distribution of the Fund's Investor Shares. Such payments may be made to these organizations for continuing marketing and sales related services based on the average daily net asset value of Investor Shares held in accounts at such other organizations. The disposition of monies pursuant to the Distribution Plan will be reviewed by the Board of Trustees of the Trust on a quarterly basis, to assure that the amounts paid and the purposes for which they are paid, comply with the provisions of the Distribution Plan and Rule 12b-1.


The services under the Distribution Plan may include assistance in advertising and marketing of the Money Market Fund's Investor Shares, aggregating and processing purchase, exchange and redemption requests for shares, maintaining account records, issuing confirmations of transactions and providing sub-accounting and sub-transfer agent services with respect to Investor Shares.

While the Distribution Plan is in effect, the selection and nomination of Trustees of the Trust who are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees") is committed to the discretion of the Independent Trustees then in office.


<PAGE 19>

                          PERFORMANCE INFORMATION

From time to time, the Fund may advertise performance, including yields, effective yields and total returns as described below.

YIELD

The Money Market Fund calculates yield daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by (365/7).

To the extent that financial institutions and broker-dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

EFFECTIVE YIELD

The effective yield of the Money Market Fund is computed by compounding the unannualized base period return by: (1) adding 1 to the base period return, (2) raising the sum to the 365/7th power; and (3) subtracting 1 from the result.

Average annual total return is the average compounded rate of return for a given period that would equate an initial investment of $1,000 with the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at that time. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, plus any additional shares earned assuming reinvestment of all dividends and distributions.


Based on the seven-day period ended July 31, 2004 (the "base period"), the yield and effective yield of the Shares of the Money Market Fund were 1.08% and 1.09%, respectively.



                           FINANCIAL STATEMENTS

The report of KPMG LLP, registered independent public accounting firm, and the audited financial statements of the Money Market Fund, which are contained in the Ambassador Funds Annual Report to Shareholders for the fiscal year ended July 31, 2004, previously sent to shareholders of the Money Market Fund and filed with the Securities and Exchange Commission, are hereby incorporated by reference into this Statement of Additional Information. Ambassador Funds will furnish a copy of such Annual Report to shareholders, without charge, upon request made to Ambassador Funds, c/o Fund Services Group, LLC, 1776-A South Naperville Road, Suite 101, Wheaton, Illinois 60187



<PAGE 20>

                       ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds' distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.


<PAGE 21>


                     APPENDIX--DESCRIPTION OF BOND RATINGS

Standard & Poor's Ratings Group Corporate Bond Rating Definitions

AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

DUFF & PHELPS, INC. CORPORATE BOND RATING DEFINITIONS

AAA - Highest credit quality.   The  risk  factors  are  negligible, being only
slightly more than for risk-free U.S. Treasury debt.

AA+,  AA,  AA- - High credit quality protection factors are  strong.   Risk  is
modest but may vary slightly from time to time because of economic conditions.

A+, A, A- - Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


<PAGE 22>


FITCH IBCA LONG-TERM DEFINITIONS

AAA - Obligations for which there is the lowest expectation of credit risk. Assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  - Obligations for which there is a very low  expectation  of  credit  risk.
They indicated very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to unforeseeable events.

A - Obligations for which there is a low expectation of credit risk. The capacity for timely repayment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to change in circumstances or economic conditions.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS

A-1 - This designation indicates that  the  degree  of  safety regarding timely
payment  strong.   Those  issues  determined  to have extremely  strong  safety characteristics are denoted with a plus (+) sign.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

Prime 1 - Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term promissory obligations. P-1 repayment capacity will often be evidenced by many of the following characteristics:

      .     Leading market positions in well-established industries;
      .     High rates of return on funds employed;
      .     Conservative  capitalization  structure  with  moderate reliance on debt and ample asset protection;
      .     Broad margins in earnings coverage of fixed financial  charges  and high internal cash generation; and
      .     Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime 2 - Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NR indicates the bonds are not currently rated by Moody's or S&P. However, management considers them to be of good quality.



<PAGE 23>


DUFF & PHELPS, INC. COMMERCIAL PAPER RATING DEFINITIONS

Duff 1+ - Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1-High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2 - Good certainty of timely payment Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

FITCH IBCA COMMERCIAL PAPER RATING DEFINITIONS

F-1 - Issues assigned this rating are regarded as having the highest capacity for timely payment.

F-2 - Issues assigned this rating reflect a strong capacity for timely payment. However, the relative degree of risk is slightly higher than for issues classified as "A1" and capacity for repayment may be susceptible to adverse changes in business, economics, or financial conditions.

F-3 - Issues assigned this rating have an adequate capacity for timely payment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions.


<PAGE 24>
                        PART C.  OTHER INFORMATION

Item 23.  Exhibits

(a)  Declaration of Trust of the Registrant (previously filed as Exhibit
     (a) to this Registration Statement, filed on May 11, 2000, and incorporated herein by reference)
(b) By-Laws of the Registrant (previously filed as Exhibit (b) to this Registration Statement, filed on May 11, 2000, and incorporated herein by reference)
(c)  See Exhibits (a) and (b)
(d) Advisory Agreement between the Registrant and Ambassador Capital Management, LLC, relating to the Money Market Fund (previously filed as Exhibit (d) to Pre-Effective Amendment No. 1 to this Registration Statement, filed on July 28, 2000, and incorporated herein by reference)
(e)  Not applicable
(f)  Not applicable
(g) Custody Agreement between the Registrant and U.S. Bank National Association (previously filed as Exhibit (g) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)
(h) (1) Administration Agreement between the Registrant and Fund Services Group, LLC (previously filed as Exhibit (h)(1) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)
     (2) Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (previously filed as Exhibit (h)(2) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)
     (3) Fund Accounting Agreement between the Registrant and Fund Services Group, LLC (previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)
(i) Opinion and Consent of Dykema Gossett PLLC as to legality of shares being registered (filed herewith)
(j)  Consent of KPMG LLP (filed herewith)
(k)  Not applicable
(l) Subscription Agreement (previously filed as Exhibit (l) to Pre-Effective Amendment No. 1 to this Registration Statement, filed on July 28, 2000, and incorporated herein by reference)
(m) Distribution Plan adopted pursuant to Rule 12b-1 (previously filed as Exhibit (m) to Post-Effective Amendment No. 3 to this Registration Statement, filed on October 21, 2001, and incorporated herein by reference)
(n) Multiple Class Plan adopted pursuant to Rule 18f-3 (previously filed as Exhibit (n) to Post-Effective Amendment No. 3 to this Registration Statement, filed on October 21, 2001, and incorporated herein by reference)
(o)  Not applicable
(p) Not applicable because the Registrant does not invest in Covered Securities, as defined in Rule 17j-1
(z)  Not applicable

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Not applicable.

ITEM 25.  INDEMNIFICATION

     The Declaration of Trust of Ambassador Funds (the "Trust") provides that a Trustee, when acting in such capacity, shall not be personally liable to any person, other than the Trust or a shareholder to the extent provided in the Declaration of Trust (as described below), for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust. The Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust and any person who is serving or has served at the Trust's request as a director, officer, Trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Bylaws.

     The exercise by the Trustees of their powers and discretions under the Declaration of Trust shall be binding upon everyone interested. A Trustee shall be liable to the Trust and to any shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.

     The Trust's by-laws provide that, subject to the exceptions and limitation described below, every person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (collectively, an "agent") shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

     No indemnification shall be provided under the Trust's by-laws to an agent:

          (a) who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

          (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

               (i) by the court or other body before which the proceeding was brought;

               (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

               (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or
          (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     THE ADVISER. Ambassador Capital Management, LLC ("ACM") serves as investment adviser to the Registrant. ACM is registered as an investment adviser with the Securities and Exchange Commission. ACM specializes in the management of fixed income and cash portfolios for public and private sector retirement plans, municipalities, corporations, endowments and foundations. Set forth below are the names and principal businesses of the directors and executive officers of ACM.


NAME OF                         PRINCIPAL BUSINESS(ES) DURING
OFFICERS AND DIRECTORS OF ACM   AT LEAST THE LAST TWO FISCAL YEARS
Brian T. Jeffries               President since January 1998; Previously,
                                Portfolio Manager and Partner, Munder Capital
                                Management
Gregory A. Prost                Chief Investment Officer since January 2000;
                                Previously, Senior Portfolio Manager and Partner,
                                Munder Capital Management
Kathryn J. Nurre                Vice President and Senior Portfolio Manager since
                                1998; Director of Short Term Investments for
                                Cranbrook Capital Management from 1994 to 1998.
Gary R. Schaefer                Vice President and Portfolio Manager since October
                                2000; Previously, Fund Manager, Monetta Financial

ITEM 27.  PRINCIPAL UNDERWRITERS

     Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Ambassador Capital Management, LLC   211 West Fort Street, Suite 720
(Investment Adviser)                 Detroit, MI 48226

Fund Services Group, LLC             1776-A South Naperville Road
(Administrator and Fund              Suite 101
Accountant)                          Wheaton, Illinois 60187

U.S. Bancorp Fund Services, LLC      615 East Michigan Street
(Transfer Agent)                     Milwaukee, Wisconsin 53202

U.S. Bank National Association       425 Walnut Street, M.L. CN-OH-W6TC
(Custodian)                          Cincinnati, Ohio 45202

ITEM 29.  MANAGEMENT SERVICES

     Not applicable.

ITEM 30.  UNDERTAKINGS

     Not applicable.

                                SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Detroit, State of Michigan, on October 29, 2004.

                         AMBASSADOR FUNDS


                         By:/S/ BRIAN T. JEFFRIES
                           Brian T. Jeffries, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacity shown below on October 29, 2004:

NAME                         TITLE


/S/ BRIAN T. JEFFRIES        Trustee and President
Brian T. Jeffries            (Principal Executive Officer)


/S/ LYNN H. WATERLOO         Treasurer
Lynn H. Waterloo             (Principal Financial and Accounting Officer)


     *                       Trustee
Nicholas J. DeGrazia


     *                       Trustee
Ronald E. Hall


     *                       Chairman and Trustee
Conrad W. Koski


/S/ GREGORY A. PROST         Vice President and Trustee
Gregory A. Prost

*Executed on behalf of the indicated person by the undersigned, pursuant to power of attorney filed herewith.


By: /S/ BRIAN T. JEFFRIES
        Brian T. Jeffries, Attorney-In-Fact

                          EXHIBIT INDEX

(i) Opinion and Consent of Dykema Gossett PLLC as to legality of shares being registered
(j)  Consent of KPMG LLP